AllianceBernstein Government Reserves Portfolio
ALLIANCEBERNSTEIN GOVERNMENT RESERVES PORTFOLIO SHARES OF THE FUND ARE NOT AVAILABLE FOR PURCHASE PRIOR TO MAY 1, 2013.
INVESTMENT OBJECTIVE
The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AllianceBernstein Government Reserves Portfolio Class 1
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AllianceBernstein Government Reserves Portfolio Class 1
Management Fees		0.20%
Distribution and/or Service (12b-1) Fees		0.10%
Other Expenses		0.12%
Total Other Expenses	[1]	0.12%
Total Annual Fund Operating Expenses		0.42%
Fee Waiver and/or Expense Reimbursement	[2]	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	Total Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed through May 1, 2014 to waive its fee and bear certain expenses incurred by Class 1 shares of the Fund so that total expenses (excluding interest expense, taxes, extraordinary expenses, brokerage commissions and other transaction costs and the fees and expenses of registered investment companies or series thereof in which the Fund invests ("Acquired Funds") other than investment advisory fees of Acquired Funds for which the Adviser serves as investment adviser) do not exceed, on an annualized basis, 0.19% of average daily net assets.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AllianceBernstein Government Reserves Portfolio Class 1
After 1 Year	19
After 3 Years	87

PRINCIPAL STRATEGIES:
The Fund is a "money market fund" that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Fund will maintain a NAV of $1.00 per share.

The Fund invests at least 80% and normally substantially all of its net assets in marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest) ("U.S. Government securities"). This policy may not be changed without 60 days' prior written notice to shareholders. In addition, the following instruments will be considered U.S. Government securities for purposes of this policy:
  repurchase agreements related to U.S. Government securities; and
  commitments to purchase U.S. Government securities on a when-issued basis.
As a money market fund, the Fund must meet the requirements of the Securities and Exchange Commission ("Commission") Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Fund's investments. Among other things, Rule 2a-7 requires that the Fund's investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Fund to hold at least 10% and 30% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Fund's investments in illiquid securities to 5% of its total assets.
PRINCIPAL RISKS:
  MONEY MARKET FUND RISK: Money market funds are sometimes unable to maintain a NAV at $1.00 per share and, as it is generally referred to, "break the buck". In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund's shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders. The Fund's NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk. Financial regulators continue to evaluate the rules governing money market funds, including Rule 2a-7. It is possible that regulatory changes could significantly impact the money market fund industry generally and, therefore, could affect the operation or performance of the Fund.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Fund's investments in short-term securities. A decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates on U.S. Government securities remain low for an extended period of time, the Fund may have difficulties in maintaining a positive yield, paying expenses out of Fund assets, or maintaining a stable $1.00 NAV.
  CREDIT RISK: Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund's investments include U.S. Government securities or related repurchase agreements, which have minimal credit risk compared to other investments.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.